Organization and basis of presentation (Details) - Trivago N.V. - Expedia	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Ownership interest, parent, percentage	61.20%	58.30%
Voting interest, parent, percentage	84.30%	76.90%